Short-Term Loans Receivable (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 16, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 13, 2023
Short-Term Loans Receivable [Abstract]
Issued notes receivable				$ 8,564,000
Received repayment amount				1,499,000
Interest amount				51,000
Percentage of accrued interest rate		12.00%
Loans receivable				7,126,000
Interest income earned			$ 241,845	$ 500,759
Purchase price of system software	$ 7,850,000
Accrued interest					$ 7,766,000